UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/03/06
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $194,285,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      930    17400 SH       SOLE                                      17400
ALCAN ALUMINUM LTD             COM              013716105      893    21800 SH       SOLE                                      21800
ALCOA INC COM                  COM              013817101     1256    42483 SH       SOLE                                      42483
ALTRIA GROUP INC               COM              02209S103      243     3250 SH       SOLE                                       3250
AMERICAN INTERNATIONAL GROUP   COM              026874107     5172    75800 SH       SOLE                                      75800
AMGEN INC                      COM              031162100     6001    76095 SH       SOLE                                      76095
ANADARKO PETROLEUM CORP        COM              032511107     2732    28837 SH       SOLE                                      28837
ASHLAND INC                    COM              044209104     5026    86800 SH       SOLE                                      86800
BANK OF AMERICA CORP           COM              060505104     1446    31328 SH       SOLE                                      31328
BEAR STEARNS COMPANIES INC     COM              073902108     4221    36538 SH       SOLE                                      36538
BECTON DICKINSON & CO          COM              075887109     3193    53140 SH       SOLE                                      53140
BIOGEN IDEC INC                COM              09062X103     4152    91600 SH       SOLE                                      91600
BOSTON SCIENTIFIC CORP         COM              101137107     4136   168900 SH       SOLE                                     168900
CAREMARK RX INC                COM              141705103     6743   130200 SH       SOLE                                     130200
CENTEX CORP                    COM              152312104     2416    33800 SH       SOLE                                      33800
CHEVRON CORP                   COM              166764100     4872    85824 SH       SOLE                                      85824
CITIGROUP INC                  COM              172967101     6088   125451 SH       SOLE                                     125451
CITIZENS SOUTH BANKING CORP    COM              176682102      226    19000 SH       SOLE                                      19000
DIAGEO PLC-SPON ADR            COM              25243Q205     3999    68600 SH       SOLE                                      68600
DOW CHEMICAL                   COM              260543103     5619   128230 SH       SOLE                                     128230
DR HORTON INC                  COM              23331A109     2199    61535 SH       SOLE                                      61535
ENCANA CORP                    COM              292505104     3375    74743 SH       SOLE                                      74743
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      516    14400 SH       SOLE                                      14400
FEDERATED DEPARTMENT STORES    COM              31410H101     4610    69500 SH       SOLE                                      69500
FEDERATED INVESTORS INC        COM              314211103      274     7385 SH       SOLE                                       7385
FIRST DATA CORP                COM              319963104     3234    75192 SH       SOLE                                      75192
FRANKLIN RESOURCES INC         COM              354613101     4297    45711 SH       SOLE                                      45711
FREDDIE MAC                    COM              313400301     6277    96050 SH       SOLE                                      96050
FULTON FINANCIAL CORP          COM              360271100      796    45250 SH       SOLE                                      45250
HEALTH NET INC                 COM              42222G108     5304   102900 SH       SOLE                                     102900
HUDSON CITY BANCORP INC        COM              443683107     4318   356300 SH       SOLE                                     356300
IBM CORPORATION                COM              459200101     1778    21635 SH       SOLE                                      21635
IDT CORP                       COM              448947309      135    11500 SH       SOLE                                      11500
JPMORGAN CHASE & CO            COM              46625H100     5750   144870 SH       SOLE                                     144870
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2653    20700 SH       SOLE                                      20700
LINCOLN NATIONAL CORP          COM              534187109      907    17100 SH       SOLE                                      17100
MBNA CORP                      COM              55262L100     4841   178300 SH       SOLE                                     178300
MEDIMMUNE INC                  COM              584699102     4560   130200 SH       SOLE                                     130200
MERRILL LYNCH                  COM              590188108      494     7300 SH       SOLE                                       7300
MONSANTO CO                    COM              61166W101     7831   101001 SH       SOLE                                     101001
MORGAN STANLEY                 COM              617446448     1549    27300 SH       SOLE                                      27300
NORTHROP GRUMMAN CORP          COM              666807102     4051    67400 SH       SOLE                                      67400
OLIN CORP                      COM              680665205     1525    77500 SH       SOLE                                      77500
PHELPS DODGE CORP              COM              717265102     3683    25600 SH       SOLE                                      25600
PMI GROUP INC (THE)            COM              69344M101     2772    67500 SH       SOLE                                      67500
PULTE HOMES INC                COM              745867101      945    24000 SH       SOLE                                      24000
RADIOSHACK CORPORATION         COM              750438103     3983   189400 SH       SOLE                                     189400
SHIRE PLC-ADR                  COM              82481R106     3561    91800 SH       SOLE                                      91800
SMURFIT-STONE CONTAINER CORP   COM              832727101     1788   126200 SH       SOLE                                     126200
TEMPLE-INLAND INC              COM              879868107     6351   141600 SH       SOLE                                     141600
THE ST PAUL TRAVELERS COS INC  COM              792860108     3040    68060 SH       SOLE                                      68060
TYCO INTERNATIONAL LTD         COM              902124106     5925   205309 SH       SOLE                                     205309
U.S. BANCORP                   COM              902973304     5699   190677 SH       SOLE                                     190677
UBS AG                         COM              H8920M855     4986    52400 SH       SOLE                                      52400
UNITEDHEALTH GROUP INC         COM              91324P102     8482   136500 SH       SOLE                                     136500
VALEANT PHARMACEUTICALS        COM              91911X104      774    42800 SH       SOLE                                      42800
WELLS FARGO & CO               COM              949746101     1005    16000 SH       SOLE                                      16000
WPP GROUP PLC                  COM              929309409      416     7700 SH       SOLE                                       7700
YUM! BRANDS INC                COM              988498101      234     5000 SH       SOLE                                       5000